Operating segments	6 Months Ended
Apr. 30, 2020
Text Block [Abstract]
Operating segments
16.	Operating segments
Scotiabank is a diversified financial services institution that provides a wide range of financial products and services to retail, commercial and corporate customers around the world. The Bank’s businesses are grouped into four business lines: Canadian Banking, International Banking, Global Banking and Markets and Global Wealth Management. Other smaller business segments are included in the Other segment. The results of these business segments are based upon the internal financial reporting systems of the Bank. The accounting policies used in these segments are generally consistent with those followed in the preparation of the consolidated financial statements as disclosed in Note 3 of the Bank’s audited consolidated financial statements in the 2019 Annual Report. Notable accounting measurement differences are:

•
tax normalization adjustments related to the
gross-up
of income from associated corporations. This adjustment normalizes the effective tax rate in the divisions to better present the contribution of the associated companies to the divisional results.

•
the grossing up of
tax-exempt
net interest income and
non-interest
income to an equivalent
before-tax
basis for those affected segments. This change in measurement enables comparison of net interest income and non-interest
income arising from taxable and
tax-exempt
sources.

Changes to operating segments effective November 1, 2019
Effective November 1, 2019, Global Wealth Management became a fourth business segment.
The Canadian and International businesses of Global Wealth results that were previously included in Canadian Banking’s and International Banking’s results, respectively, are included in Global Wealth Management results.
The historical comparative segment financial information has been restated to reflect this realignment.
The restated historical segment financial information of Canadian Banking, International Banking and Other did not impact the Bank’s previously reported consolidated financial information.
The aggregate number of cash-generating units (CGUs) for the purposes of goodwill impairment assessment as of November 1, 2019 has increased to 5 (October 31, 2019- 4 CGUs) with the creation of the new Global Wealth Management CGU
(GWM-CGU).
This has resulted in the allocation of $3.4 billion of goodwill related to the wealth business from the Canadian Banking CGU to the
GWM-CGU.
As at November 1, 2019, the Bank has determined that goodwill allocated to
GWM-CGU
is not impaired.
Scotiabank’s results, and average assets and liabilities, allocated by these operating segments, are as follows:

	For the three months ended April 30, 2020
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other (1)	Total
Net interest income (2)	$1,951	$1,907	$145	$385	$29	$4,417
Non-interest income (3)(4)	575	800	982	1,075	107	3,539
Total revenues	2,526	2,707	1,127	1,460	136	7,956
Provision for credit losses	670	1,019	2	155	–	1,846
Non-interest expenses	1,220	1,465	715	616	347	4,363
Provision for income taxes	159	38	106	166	(46)	423
Net income	$477	$185	$304	$523	$(165)	$1,324
Net income attributable to non-controlling interests in subsidiaries	$–	$12	$2	$–	$1	$15
Net income attributable to equity holders of the Bank	$477	$173	$302	$523	$(166)	$1,309
Represented by:
Net income attributable to equity holders of the Bank – relating to divested operations (5)	–	–	–	–	–	–
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	477	173	302	523	(166)	1,309
Average assets ($ billions)	$359	$205	$26	$433	$158	$1,181
Average liabilities ($ billions)	$265	$154	$39	$378	$274	$1,110
(1)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes of $75 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(4)	Includes income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $12, International Banking – $65, Global Wealth Management – $4, and Other – $(21).
(5)	Refer to Note 21 for closed divestitures impacting the current period.

	For the three months ended January 31, 2020
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other (1)	Total
Net interest income (2)	$2,003	$2,005	$141	$325	$(82)	$4,392
Non-interest income (3)(4)	704	980	1,016	842	207	3,749
Total revenues	2,707	2,985	1,157	1,167	125	8,141
Provision for credit losses	321	580	1	24	–	926
Non-interest expenses	1,233	1,664	737	654	130	4,418
Provision for income taxes	301	159	110	117	(216)	471
Net income	$852	$582	$309	$372	$211	$2,326
Net income attributable to non-controlling interests in subsidiaries	$–	$64	$3	$–	$(28)	$39
Net income attributable to equity holders of the Bank	$852	$518	$306	$372	$239	$2,287
Represented by:
Net income attributable to equity holders of the Bank – relating to divested operations (5)	–	55	–	–	–	55
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	852	463	306	372	239	2,232
Average assets ($ billions)	$355	$203	$25	$411	$124	$1,118
Average liabilities ($ billions)	$263	$151	$35	$337	$262	$1,048
(1)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes of $68 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(4)	Includes income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $20, International Banking – $93, Global Wealth Management – $3, and Other – $(25).
(5)	Refer to Note 21 for closed divestitures impacting the current period.

	For the three months ended April 30, 2019
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other (1)(2)	Total
Net interest income (3)	$1,884	$2,090	$136	$350	$(267)	$4,193
Non-interest income (4)(5)	649	1,069	982	801	109	3,610
Total revenues	2,533	3,159	1,118	1,151	(158)	7,803
Provision for credit losses	253	628	(1)	(6)	(1)	873
Non-interest expenses	1,172	1,606	717	594	(43)	4,046
Provision for income taxes	289	224	104	143	(135)	625
Net income	$819	$701	$298	$420	$21	$2,259
Net income attributable to non-controlling interests in subsidiaries	$–	$63	$6	$–	$1	$70
Net income attributable to equity holders of the Bank	$819	$638	$292	$420	$20	$2,189
Represented by:
Net income attributable to equity holders of the Bank – relating to divested operations	–	156	10	–	–	166
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	819	482	282	420	20	2,023
Average assets ($ billions)	$336	$200	$25	$361	$117	$1,039
Average liabilities ($ billions)	$253	$152	$32	$295	$238	$970
(1)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes of $41 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Net income attributable to equity holders includes Net gain on divestitures of $142 (pre-tax $173).
(3)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(4)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(5)	Includes income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $18, International Banking – $207, Global Wealth Management – $3, and Other – $(58).

	For the six months ended April 30, 2020
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other (1)	Total
Net interest income (2)	$3,954	$3,912	$286	$710	$(53)	$8,809
Non-interest income (3)(4)	1,279	1,780	1,998	1,917	314	7,288
Total revenues	5,233	5,692	2,284	2,627	261	16,097
Provision for credit losses	991	1,599	3	179	–	2,772
Non-interest expenses	2,453	3,129	1,452	1,270	477	8,781
Provision for income taxes	460	197	216	283	(262)	894
Net income	$1,329	$767	$613	$895	$46	$3,650
Net income attributable to non-controlling interests in subsidiaries	$–	$76	$5	$–	$(27)	$54
Net income attributable to equity holders of the Bank	$1,329	$691	$608	$895	$73	$3,596
Represented by:
Net income attributable to equity holders of the Bank – relating to divested operations (5)	–	55	–	–	–	55
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	1,329	636	608	895	73	3,541
Average assets ($ billions)	$357	$204	$26	$422	$138	$1,147
Average liabilities ($ billions)	$264	$152	$37	$357	$267	$1,077
(1)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes of $143 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(4)	Includes income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $32, International Banking – $158, Global Wealth Management – $7, and Other – $(46).
(5)	Refer to Note 21 for closed divestitures impacting the current period.

	For the six months ended April 30, 2019
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other (1)(2)	Total
Net interest income (3)	$3,812	$4,135	$279	$722	$(481)	$8,467
Non-interest income (4)(5)	1,305	2,161	1,937	1,504	33	6,940
Total revenues	5,117	6,296	2,216	2,226	(448)	15,407
Provision for credit losses	484	1,098	1	(22)	–	1,561
Non-interest expenses	2,359	3,241	1,440	1,239	(62)	8,217
Provision for income taxes	594	428	200	254	(353)	1,123
Net income	$1,680	$1,529	$575	$755	$(33)	$4,506
Net income attributable to non-controlling interests in subsidiaries	$–	$170	$10	$–	$1	$181
Net income attributable to equity holders of the Bank	$1,680	$1,359	$565	$755	$(34)	$4,325
Represented by:
Net income attributable to equity holders of the Bank – relating to divested operations (5)	–	315	14	–	–	329
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	1,680	1,044	551	755	(34)	3,996
Average assets ($ billions)	$335	$198	$25	$363	$115	$1,036
Average liabilities ($ billions)	$251	$151	$31	$296	$238	$967
(1)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes of $75 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Net income attributable to equity holders includes Net gain on divestitures of $142 (pre-tax $173).
(3)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(4)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(5)	Includes income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $31, International Banking – $367, Global Wealth Management – $4, and Other – $(103).